Accounting Pronouncements (Details) - USD ($) $ in Millions	1 Months Ended
	Dec. 31, 2015	Dec. 31, 2017
Accounting Pronouncements
Proceeds from senior notes restricted in escrow account	$ 2,000.0
New Accounting Pronouncements, Retrospective adjustments
Prior period adjustments due to new accounting principle		$ 0.0
Cumulative effect adjustment to opening retained earnings, after tax		$ 0.0